Cover	Jul. 28, 2022
Cover [Abstract]
Entity Registrant Name	RECRUITER.COM GROUP, INC.
Entity Central Index Key	0001462223
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”), is being filed as an amendment to the Current Report on Form 8-K filed by Recruiter.com Group, Inc. (the “Company”), with the Securities and Exchange Commission on July 29, 2022 (the “Original Report”). The purpose of this Amendment is to disclose the Company’s decision as to frequency of future shareholder advisory votes on the compensation of the Company’s named executive officers. No other changes are being made to the Original Report.
Entity Emerging Growth Company	true
Document Period End Date	Jul. 28, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-1505893
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-53641
Entity Address Address Line 1	500 Seventh Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10018
City Area Code	855
Local Phone Number	931-1500
Security 12b Title	Common Stock
Trading Symbol	RCRT
Security Exchange Name	NASDAQ